Exhibit 99.3

Verizon Master Trust - VZMT 2022-2

Monthly Investor Report
Group Name	One

Series Name	2022-2
Collection Period	June 2024
Payment Date	07/22/2024
Transaction Month	30
Anticipated Redemption Date	01/21/2025
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Issuance Note	Note Interest Rate	Final Maturity Date
Class A	$710,100,000.00	1.53%	07/20/2028
Class B	$57,000,000.00	1.83%	07/20/2028
Class C	$32,900,000.00	2.01%	07/20/2028

Total	$800,000,000.00

Series 2022-2 Available Funds and other sources of funds
Series 2022-2 Allocation Percentage x Group One Available Funds	$46,835,728.83
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Total Available Funds	$46,835,728.83

Reserve Account Calculation
Beginning of Period Reserve Account Balance	$8,767,123.29
Required Reserve Amount	$8,767,123.29
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$8,767,123.29

Verizon Master Trust - VZMT 2022-2

Monthly Investor Report

Group Name	One

Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$60.91	$60.91	$0.00	$0.00	$46,835,667.92
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$46,834,417.92
Owner Trustee Fee	$182.76	$182.76	$0.00	$0.00	$46,834,235.16
Asset Representations Reviewer Fee	$30.00	$30.00	$0.00	$0.00	$46,834,205.16
Servicing Fee	$595,329.87	$595,329.87	$0.00	$0.00	$46,238,875.29
Class A Note Interest	$905,377.50	$905,377.50	$0.00	$0.00	$45,333,497.79
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,333,497.79
Class B Note Interest	$86,925.00	$86,925.00	$0.00	$0.00	$45,246,572.79
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,246,572.79
Class C Note Interest	$55,107.50	$55,107.50	$0.00	$0.00	$45,191,465.29
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,191,465.29
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$45,191,465.29
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,191,465.29
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$45,191,465.29
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$45,191,465.29
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$45,191,465.29
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$45,191,465.29
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$45,191,465.29
Class R Interest	$45,191,465.29	$45,191,465.29	$0.00	$0.00	$0.00

Total	$46,835,728.83	$46,835,728.83	$0.00

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$0.00
Regular Principal Payment	$0.00
Accelerated Note Balances	$0.00

Total	$0.00

Verizon Master Trust - VZMT 2022-2

Monthly Investor Report

Group Name	One

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A	$0.00	$0.00	$905,377.50	$0.00	$0.00	$905,377.50
Class B	$0.00	$0.00	$86,925.00	$0.00	$0.00	$86,925.00
Class C	$0.00	$0.00	$55,107.50	$0.00	$0.00	$55,107.50

Total	$0.00	$0.00	$1,047,410.00	$0.00	$0.00	$1,047,410.00

	Note Balance per $1,000 of Notes	Interest Payment per $1,000 of Notes	Make-Whole Payment per $1,000 of Notes	Total Payment per $1,000 of Notes
Class A	$1,000.00	$1.28	$0.00	$1.28
Class B	$1,000.00	$1.53	$0.00	$1.53
Class C	$1,000.00	$1.68	$0.00	$1.68

Total	$1,000.00	$1.31	$0.00	$1.31

	As of prior Payment Date		As of current Payment Date
	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A	$710,100,000.00	1.00	$710,100,000.00	1.00
Class B	$57,000,000.00	1.00	$57,000,000.00	1.00
Class C	$32,900,000.00	1.00	$32,900,000.00	1.00

Total	$800,000,000.00	1.00	$800,000,000.00	1.00

Principal Funding Account

Beginning Principal Funding Account Limit	$400,000,000.00
Ending Principal Funding Account Limit	$400,000,000.00

Beginning of period Principal Funding Account balance	$0.00
Add: Deposit to Principal Funding Account	$0.00
End of period Principal Funding Account Balance	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.